Segment Information (Details Narrative) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2016 States Segments Divisions	Dec. 31, 2015 States Segments	Mar. 31, 2016	Oct. 03, 2014	Apr. 01, 2013
Segment Reporting Information [Line Items]
Number of segments | Segments	3	3
Number of states which entity operates		43
Number of states with legacy operations where branch based personal lending ceased		14
Corporate Joint Venture [Member]
Segment Reporting Information [Line Items]
Ownership percentage		47.00%	47.00%	47.00%	47.00%
Consumer Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Number of business divisions where loans originate | Divisions	2
Number of states which entity operates	44
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Number of states with legacy operations where branch based personal lending ceased	14